SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Income Tax Disclosure [Abstract]
Number of Shares, Outstanding, Balance	250	[1]	0.06		0.002
Weighted Average Price Per Share, Outstanding, Balance	$ 74,400		$ 326,400,000		$ 12,016,200,000
Number of Shares, Granted			250		0.06
Weighted Average Price Per Share, Issued			$ 74,400		$ 600,000
Number of Shares, Exercised					(0.0002)
Weighted Average Price Per Share, Exercised					$ 3,124,860,000
Number of Shares, Forfeited					(0.00002)
Weighted Average Price Per Share, Forfeited					$ 120,000,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Exercised					0.0002
Number of Shares, Forfeited					0.00002
Number of Shares, Expired
Number of Shares, Outstanding, Balance	250	[2]	250	[1]	0.06
Weighted Average Price Per Share, Outstanding, Ending balance			$ 74,400		$ 326,400,000
Number of Shares, Exercisable, Balance	250		250
Weighted Average Price Per Share, Exercisable, Balance	$ 0.01		$ 74,400
Weighted average remaining contractual term	1 year 3 months 3 days		2 years 3 days
Aggregate intrinsic value

[1]	The total warrants of 250 above which are exercisable into common stock consisted of the following:
[2]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).